Segmented information (Tables)	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$1,536	$318	$356	$524	$(5)	$2,729
Jul. 31	Non-interest income (2)	520	695	158	476	130	1,979
	Total revenue (1)	2,056	1,013	514	1,000	125	4,708
	Provision for credit losses	220	57	160	61	27	525
	Amortization and impairment (3)	57	8	31	3	150	249
	Other non-interest expenses	1,089	511	240	410	203	2,453
	Income (loss) before income taxes	690	437	83	526	(255)	1,481
	Income taxes (1)	182	117	21	134	(145)	309
	Net income (loss)	$508	$320	$62	$392	$(110)	$1,172
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$2	$2
	Equity shareholders	508	320	62	392	(112)	1,170
	Average assets (4)	$261,200	$66,176	$57,203	$224,283	$148,727	$757,589
2020	Net interest income (1)	$1,541	$321	$377	$461	$62	$2,762
Apr. 30	Non-interest income (2)	538	704	141	363	70	1,816
	Total revenue (1)	2,079	1,025	518	824	132	4,578
	Provision for credit losses	654	186	230	222	120	1,412
	Amortization and impairment (3)	57	7	34	2	180	280
	Other non-interest expenses	1,092	552	259	416	105	2,424
	Income (loss) before income taxes	276	280	(5)	184	(273)	462
	Income taxes (1)	73	74	(23)	47	(101)	70
	Net income (loss)	$203	$206	$18	$137	$(17 2)	$392
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$(8)	$(8)
	Equity shareholders	203	206	18	137	(164)	400
	Average assets (4)	$260,942	$66,931	$55,981	$226,009	$115,838	$725,701
2019	Net interest income (1)	$1,640	$300	$357	$337	$60	$2,694
Jul. 31 (5)	Non-interest income (2)	600	719	152	415	152	2,038
	Total revenue (1)	2,240	1,019	509	752	212	4,732
	Provision for (reversal of) credit losses	204	17	29	42	(1)	291
	Amortization and impairment (3)	24	2	27	1	123	177
	Other non-interest expenses	1,116	529	255	389	204	2,493
	Income (loss) before income taxes	896	471	198	320	(114)	1,771
	Income taxes (1)	238	127	25	85	(102)	373
	Net income (loss)	$658	$344	$173	$235	$(12)	$1,398
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	658	344	173	235	(18)	1,392
	Average assets (4)	$258,848	$63,522	$48,305	$189,554	$88,308	$648,537
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of nil and $51 million, respectively, for the three months ended July 31, 2020 (April 30, 2020: nil and $46 million, respectively; July 31, 2019: $1 million and $45 million, respectively) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.

$ millions, for the nine months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2020	Net interest income (1)	$4,695	$954	$1,081	$1,369	$153	$8,252
Jul. 31	Non-interest income (2)	1,654	2,139	458	1,326	312	5,889
	Total revenue (1)	6,349	3,093	1,539	2,695	465	14,141
	Provision for credit losses	1,089	278	405	273	153	2,198
	Amortization and impairment (3)	171	22	97	8	477	775
	Other non-interest expenses	3,283	1,617	766	1,242	788	7,696
	Income (loss) before income taxes	1,806	1,176	271	1,172	(953)	3,472
	Income taxes (1)	478	314	22	308	(426)	696
	Net income (loss)	$1,328	$862	$249	$864	$(527)	$2,776
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$1	$1
	Equity shareholders	1,328	862	249	864	(528)	2,775
	Average assets (4)	$260,935	$66,115	$54,923	$218,030	$120,903	$720,906
2019	Net interest income (1)	$4,741	$901	$1,039	$891	$178	$7,750
Jul. 31 (5)	Non-interest income (2)	1,789	2,100	423	1,329	448	6,089
	Total revenue (1)	6,530	3,001	1,462	2,220	626	13,839
	Provision for (reversal of) credit losses	641	83	56	108	(4)	884
	Amortization and impairment (3)	72	6	81	3	364	526
	Other non-interest expenses	3,517	1,570	752	1,127	526	7,492
	Income (loss) before income taxes	2,300	1,342	573	982	(260)	4,937
	Income taxes (1)	612	360	70	258	(291)	1,009
	Net income (loss)	$1,688	$982	$503	$724	$31	$3,928
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17
	Equity shareholders	1,688	982	503	724	14	3,911
	Average assets (4)	$258,987	$61,830	$46,687	$183,034	$83,700	$634,238
(1)
U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include TEB adjustments of nil and $146 million, respectively, for the nine months ended July 31, 2020 ($2 million and $129 million, respectively, for the nine months ended July 31, 2019) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Certain prior period information has been revised. See the “Changes made to our business segments” section for additional details.